                            DECHERT PRICE & RHOADS
                            1775 EYE STREET, N.W.
                            WASHINGTON, D.C. 20006
                                (202) 261-3300


                                  May 6, 1998


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20005

        Re:     MainStay Institutional Funds Inc.
                File Nos. 33-36962 and 811-6175


Dear Sir/Madam:

        On behalf of the MainStay Institutional Funds Inc., a registered management investment company (the "Company"), we hereby certify that, pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), the forms of prospectuses that would have been filed under Rule 497(c) on behalf of the Company do not differ from those contained in the Company's most recent post-effective amendment, Post-Effective Amendment No. 18 filed April 30, 1998. The text of Post Effective Amendment No. 18 was filed electronically (accession no. 0000950130-98-002244). The definitive form of the Company's Statement of Additional Information is being filed pursuant to Rule 497(c) under the Act.

        Please do not hesitate to contact Jennifer B. McHugh at (202) 261-3370 or the undersigned at (202) 261-3314 if you have any questions regarding the above.


                                Sincerely,


                                /s/ Jeffrey L. Steele

                                Jeffrey L. Steele